Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 03, 2021	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 02, 2022
Carrying amounts of assets included as part of discontinued operations:
Cash			$ 1,545		$ 426
Accounts receivable, net of allowance			1,292		1,015
Other current assets			1,665		57
Total current assets of discontinued operations			4,502	$ 6,534	1,498
Total non-current assets of discontinued operations				9,272
Carrying amounts of liabilities included as part of discontinued operations:
Current portion of long-term debt and capital lease obligations			14
Accounts payable			559		32
Accrued expenses			1,475
Total current liabilities of discontinued operations			2,048	3,365	$ 32
Total non-current liabilities of discontinued operations				1,793
Income statement disclosures
Revenue	$ 2,331	$ 5,396
Costs and expenses:
Cost of revenues	3,481	7,329
General and administrative	63	142
Depreciation and amortization	484	977
Loss from operations of discontinued operations	(1,697)	(3,052)
Other income (expense):
Interest expense	(43)	(77)
Loss from discontinued operations	$ (1,740)	$ (3,129)	(8,851)	(3,865)
Canadian subsidiary
Discontinued Operations
Accelerated amortization charge			5,239
Discontinued Operations, Disposed of by Sale
Carrying amounts of assets included as part of discontinued operations:
Cash			1,545
Accounts receivable, net of allowance			1,292
Other current assets			1,665
Total current assets of discontinued operations			4,502
Carrying amounts of liabilities included as part of discontinued operations:
Current portion of long-term debt and capital lease obligations			14
Accounts payable			559
Accrued expenses			1,475
Total current liabilities of discontinued operations			2,048
Income statement disclosures
Revenue			5,850
Costs and expenses:
Cost of revenues			9,562
General and administrative			381
Depreciation and amortization			6,798
Total costs and expenses			16,741
Loss from operations of discontinued operations			(10,891)
Other income (expense):
Gain on sale/ disposal of property and equipment			(2,235)
Interest expense			(195)
Loss from discontinued operations			$ (8,851)
Held for sale
Carrying amounts of assets included as part of discontinued operations:
Cash				93
Accounts receivable, net of allowance				5,743
Inventories, net				28
Prepaid expenses				71
Other current assets				599
Total current assets of discontinued operations				6,534
Property and equipment, net				3,280
Intangible assets, net				5,712
Other long-term assets				280
Total non-current assets of discontinued operations				9,272
Carrying amounts of liabilities included as part of discontinued operations:
Current portion of long-term debt and capital lease obligations				920
Accounts payable				809
Accrued expenses				1,636
Total current liabilities of discontinued operations				3,365
Capital lease obligations, net of current portion				1,793
Total non-current liabilities of discontinued operations				1,793
Income statement disclosures
Revenue				17,481
Costs and expenses:
Cost of revenues				18,331
General and administrative				804
Depreciation and amortization				2,022
Total costs and expenses				21,157
Loss from operations of discontinued operations				(3,676)
Other income (expense):
Interest expense				(189)
Loss from discontinued operations				$ (3,865)